Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥) Seat
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 133,609	$ 19,039	¥ 240,356
Equity method investments	¥ 197,706				$ 28,173	¥ 183,375
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	13.78%				13.78%	13.90%
Asset impairment charges			¥ 33,639
Equity method investments, fair value	¥ 52,745				$ 7,516
Dreamagic
Summary Of Investment Holdings [Line Items]
Voting approval percentage in shareholder agreement							60.00%
Equity method investments							¥ 250,502
Basis differences and investment goodwill							¥ 208,084
Number of board seats held | Seat							3
Number of board seats | Seat							7
Net gains recognized in others, net				¥ 367,717
Equity method investments, maximum potential liability							¥ 140,044
Dreamagic | Common Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	42.66%				42.66%	42.66%
Equity method investment common stock ownership percentage							81.95%
Dreamagic | Preferred Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage							44.60%
Equity securities, equity interest							7.28%